American Century Investments®
Quarterly Portfolio Holdings
American Century® Select High Yield ETF (AHYB)
May 31, 2026

Select High Yield ETF - Schedule of Investments
MAY 31, 2026 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 95.9%
Aerospace and Defense — 2.7%
ATI, Inc., 5.875%, 12/1/27	50,000	50,252
ATI, Inc., 4.875%, 10/1/29	75,000	74,212
ATI, Inc., 5.125%, 10/1/31	50,000	49,601
Axon Enterprise, Inc., 6.125%, 3/15/30(1)	75,000	76,633
Bombardier, Inc., 7.00%, 6/1/32(1)	150,000	156,412
Bombardier, Inc., 6.75%, 6/15/33(1)	50,000	52,140
OneSky Flight LLC, 8.875%, 12/15/29(1)	50,000	52,774
TransDigm, Inc., 6.75%, 8/15/28(1)	200,000	202,719
TransDigm, Inc., 4.625%, 1/15/29	175,000	172,559
TransDigm, Inc., 4.875%, 5/1/29	150,000	148,372
TransDigm, Inc., 6.625%, 3/1/32(1)	50,000	51,489
TransDigm, Inc., 6.00%, 1/15/33(1)	100,000	101,200
TransDigm, Inc., 6.375%, 5/31/33(1)	275,000	277,973
TransDigm, Inc., 6.75%, 1/31/34(1)	75,000	76,946
TransDigm, Inc., 6.125%, 7/31/34(1)	75,000	74,784
		1,618,066
Automobile Components — 1.9%
Adient Global Holdings Ltd., 8.25%, 4/15/31(1)	75,000	78,251
Adient Global Holdings Ltd., 7.50%, 2/15/33(1)(2)	100,000	103,770
American Axle & Manufacturing, Inc., 6.375%, 10/15/32(1)	50,000	50,218
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 9/15/32(1)	175,000	179,405
Cyprium Corp./Cyprium Holdings Luxembourg SARL, 6.375%, 4/15/34(1)	75,000	75,034
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 5/31/32(1)	50,000	52,433
Goodyear Tire & Rubber Co., 5.25%, 7/15/31	250,000	222,082
Patrick Industries, Inc., 4.75%, 5/1/29(1)	47,000	46,052
Phinia, Inc., 6.625%, 10/15/32(1)	150,000	154,003
Tenneco, Inc., 8.00%, 11/17/28(1)	175,000	175,461
ZF North America Capital, Inc., 7.50%, 3/24/31(1)	25,000	25,269
		1,161,978
Automobiles — 0.4%
Nissan Motor Co. Ltd., 4.81%, 9/17/30(1)	225,000	210,888
Thor Industries, Inc., 4.00%, 10/15/29(1)	50,000	47,311
		258,199
Banks — 1.0%
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	200,000	208,423
Freedom Mortgage Holdings LLC, 7.875%, 4/1/33(1)	100,000	97,727
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)	78,000	72,539
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.00%, 10/15/33(1)	128,000	114,998
United Wholesale Mortgage LLC, 5.50%, 4/15/29(1)	100,000	95,583
		589,270
Beverages — 0.2%
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 4.375%, 4/30/29(1)	97,000	95,341
Biotechnology — 0.4%
Genmab AS/Genmab Finance LLC, 7.25%, 12/15/33(1)	225,000	234,419
Broadline Retail — 0.1%
Macy's Retail Holdings LLC, 7.375%, 8/1/33(1)(2)	75,000	78,396
Building Products — 2.3%
APi Group DE, Inc., 4.125%, 7/15/29(1)	75,000	72,504

Builders FirstSource, Inc., 4.25%, 2/1/32(1)	150,000	138,150
Builders FirstSource, Inc., 6.375%, 3/1/34(1)	125,000	125,050
Cornerstone Building Brands, Inc., 9.50%, 8/15/29(1)	150,000	91,598
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30(1)	125,000	127,950
Griffon Corp., 5.75%, 3/1/28	94,000	94,117
JELD-WEN Holding, Inc., 7.00%, 9/1/32(1)(2)	200,000	123,694
JH North America Holdings, Inc., 5.875%, 1/31/31(1)	50,000	50,028
JH North America Holdings, Inc., 6.125%, 7/31/32(1)	25,000	25,084
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32(1)	75,000	73,791
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30(1)(2)	50,000	46,748
Standard Building Solutions, Inc., 6.25%, 8/1/33(1)	50,000	50,112
Standard Industries, Inc., 4.375%, 7/15/30(1)	300,000	285,980
Standard Industries, Inc., 3.375%, 1/15/31(1)	100,000	91,096
		1,395,902
Capital Markets — 2.0%
Coinbase Global, Inc., 3.375%, 10/1/28(1)	125,000	120,032
Coinbase Global, Inc., 3.625%, 10/1/31(1)	300,000	264,913
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(1)	50,405	48,281
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 5/15/27	150,000	148,465
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 1/15/29	150,000	148,945
Iliad Holding SAS, 7.00%, 10/15/28(1)	50,000	50,398
Iliad Holding SAS, 7.00%, 4/15/32(1)	200,000	203,690
Jane Street Group/JSG Finance, Inc., 6.125%, 11/1/32(1)	50,000	50,153
Jane Street Group/JSG Finance, Inc., 6.75%, 5/1/33(1)	50,000	51,455
LCM Investments Holdings II LLC, 4.875%, 5/1/29(1)	100,000	97,672
Osaic Holdings, Inc., 6.75%, 8/1/32(1)	50,000	50,513
		1,234,517
Chemicals — 3.4%
Avient Corp., 6.25%, 11/1/31(1)	98,000	99,476
Celanese U.S. Holdings LLC, 7.55%, 11/15/30	25,000	26,615
Celanese U.S. Holdings LLC, 7.00%, 2/15/31	50,000	51,865
Celanese U.S. Holdings LLC, 7.38%, 7/15/32	75,000	78,897
Celanese U.S. Holdings LLC, 7.70%, 11/15/33	50,000	53,739
Celanese U.S. Holdings LLC, 7.375%, 2/15/34(2)	150,000	156,763
Chemours Co., 5.75%, 11/15/28(1)	114,000	113,867
Chemours Co., 4.625%, 11/15/29(1)	25,000	24,009
Chemours Co., 8.00%, 1/15/33(1)	125,000	127,789
Chemours Co., 7.875%, 3/15/34(1)	50,000	50,753
CompoSecure Holdings LLC, 5.625%, 2/1/33(1)	75,000	72,850
FXI Holdings, Inc., 16.00% PIK, 11/15/29(1)	21,385	5,933
Methanex U.S. Operations, Inc., 6.25%, 3/15/32(1)	150,000	154,532
NOVA Chemicals Corp., 5.25%, 6/1/27(1)	120,000	120,450
NOVA Chemicals Corp., 8.50%, 11/15/28(1)	100,000	103,900
Olin Corp., 5.00%, 2/1/30	250,000	242,760
Olympus Water U.S. Holding Corp., 7.25%, 2/15/33(1)	175,000	173,112
Rain Carbon, Inc., 12.25%, 9/1/29(1)(2)	125,000	132,972
SCIH Salt Holdings, Inc., 4.875%, 5/1/28(1)	25,000	24,735
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(1)	75,000	74,280
Scotts Miracle-Gro Co., 4.00%, 4/1/31	50,000	46,559
WR Grace Holdings LLC, 5.625%, 8/15/29(1)	100,000	95,854
WR Grace Holdings LLC, 7.00%, 8/1/33(1)	50,000	49,625
		2,081,335
Commercial Services and Supplies — 2.5%
ADT Security Corp., 4.875%, 7/15/32(1)	225,000	213,178
Allied Universal Holdco LLC, 7.875%, 2/15/31(1)	150,000	156,959

Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.625%, 6/1/28(1)	25,000	24,650
Brink's Co., 4.625%, 10/15/27(1)	120,000	119,484
Brink's Co., 6.75%, 6/15/32(1)	100,000	102,539
Garda World Security Corp., 7.75%, 2/15/28(1)	50,000	50,931
GFL Environmental, Inc., 4.00%, 8/1/28(1)	50,000	49,071
GFL Environmental, Inc., 4.75%, 6/15/29(1)	150,000	147,804
GFL Environmental, Inc., 6.75%, 1/15/31(1)	73,000	75,466
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.375%, 8/31/27(1)	100,000	98,101
Raven Acquisition Holdings LLC, 6.875%, 11/15/31(1)	150,000	147,200
RR Donnelley & Sons Co., 9.50%, 8/1/29(1)	150,000	155,643
Waste Pro USA, Inc., 7.00%, 2/1/33(1)	75,000	76,857
Williams Scotsman, Inc., 4.625%, 8/15/28(1)	75,000	74,323
		1,492,206
Construction and Engineering — 0.8%
Brand Industrial Services, Inc., 10.375%, 8/1/30(1)	100,000	88,506
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 2/1/32(1)	150,000	154,641
Howard Midstream Energy Partners LLC, 7.375%, 7/15/32(1)	50,000	51,709
Howard Midstream Energy Partners LLC, 6.625%, 1/15/34(1)	75,000	75,916
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/28(1)	100,000	99,545
Weekley Homes LLC/Weekley Finance Corp., 6.75%, 1/15/34(1)	25,000	24,634
		494,951
Construction Materials — 0.7%
Quikrete Holdings, Inc., 6.375%, 3/1/32(1)	100,000	101,893
Quikrete Holdings, Inc., 6.75%, 3/1/33(1)	125,000	126,920
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)	175,000	175,555
		404,368
Consumer Finance — 2.1%
FirstCash, Inc., 6.875%, 3/1/32(1)	50,000	51,473
goeasy Ltd., 7.625%, 7/1/29(1)	125,000	117,647
LFS Topco LLC, 8.75%, 7/15/30(1)	100,000	99,629
Navient Corp., 5.00%, 3/15/27	50,000	49,747
Navient Corp., 5.50%, 3/15/29(2)	100,000	96,058
Navient Corp., 9.375%, 7/25/30	125,000	127,433
OneMain Finance Corp., 6.625%, 1/15/28	50,000	50,870
OneMain Finance Corp., 5.375%, 11/15/29	100,000	97,641
OneMain Finance Corp., 7.875%, 3/15/30	100,000	104,127
OneMain Finance Corp., 7.125%, 11/15/31	150,000	151,961
OneMain Finance Corp., 6.75%, 3/15/32	50,000	49,783
Phoenix Aviation Capital Ltd., 9.25%, 7/15/30(1)	75,000	77,369
SLM Corp., 6.50%, 1/31/30	50,000	50,679
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(1)(2)	78,000	71,222
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 8.75%, 1/15/32(1)	75,000	72,901
		1,268,540
Consumer Staples Distribution & Retail — 0.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 6.50%, 2/15/28(1)	125,000	126,406
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.875%, 2/15/30(1)	125,000	121,814
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.625%, 3/31/32(1)	50,000	48,852
		297,072
Containers and Packaging — 1.8%
Ardagh Group SA, 9.50%, 12/1/30(1)	75,000	80,130
Ball Corp., 6.00%, 6/15/29	25,000	25,448
Ball Corp., 3.125%, 9/15/31	125,000	113,134
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/30(1)	75,000	72,125
Clydesdale Acquisition Holdings, Inc., 6.75%, 4/15/32(1)	50,000	48,109
Mauser Packaging Solutions Holding Co., 7.875%, 4/15/30(1)	100,000	101,085

OI European Group BV, 4.75%, 2/15/30(1)	150,000	142,828
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(1)(2)	75,000	73,839
Owens-Brockway Glass Container, Inc., 7.375%, 6/1/32(1)	125,000	120,124
Sealed Air Corp., 6.875%, 7/15/33(1)	50,000	49,170
Sword Purchaser LLC, 8.25%, 4/15/33(1)	100,000	103,074
Sword Purchaser LLC, 10.50%, 4/15/34(1)	50,000	52,038
TriMas Corp., 4.125%, 4/15/29(1)	100,000	96,123
		1,077,227
Distributors — 0.5%
Performance Food Group, Inc., 4.25%, 8/1/29(1)	72,000	69,800
Performance Food Group, Inc., 6.125%, 9/15/32(1)	75,000	75,919
RB Global Holdings, Inc., 7.75%, 3/15/31(1)	103,000	107,225
Windsor Holdings III LLC, 8.50%, 6/15/30(1)	50,000	52,061
		305,005
Diversified Consumer Services — 0.2%
Service Corp. International, 3.375%, 8/15/30	64,000	59,539
Service Corp. International, 4.00%, 5/15/31	64,000	60,273
		119,812
Diversified REITs — 1.2%
Iron Mountain Information Management Services, Inc., 5.00%, 7/15/32(1)	50,000	48,215
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27(2)	143,000	139,714
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	72,000	72,045
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 2/1/30(1)	119,000	121,906
RHP Hotel Properties LP/RHP Finance Corp., 6.50%, 4/1/32(1)	100,000	102,589
RLJ Lodging Trust LP, 3.75%, 7/1/26(1)	47,000	46,983
RLJ Lodging Trust LP, 4.00%, 9/15/29(1)	150,000	143,225
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 4.75%, 4/15/28(1)	75,000	74,806
		749,483
Diversified Telecommunication Services — 2.1%
APLD ComputeCo LLC, 9.25%, 12/15/30(1)	125,000	135,003
Black Pearl Compute LLC, 6.125%, 2/15/31(1)	50,000	50,933
Cipher Compute LLC, 7.125%, 11/15/30(1)	25,000	26,093
Flash Compute LLC, 7.25%, 12/31/30(1)	150,000	154,827
Level 3 Financing, Inc., 8.50%, 1/15/36(1)	100,000	108,218
Level 3 Financing, Inc., 7.50%, 2/15/37(1)	50,000	51,582
Meridian Arc Holdco LLC, 6.25%, 4/30/31(1)	225,000	226,279
SV RNO Property Owner 1 LLC, 5.875%, 3/1/31(1)	150,000	148,207
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/1/31(1)	150,000	158,370
WULF Compute LLC, 7.75%, 10/15/30(1)	175,000	183,985
Zayo Group Holdings, Inc., 5.75% Cash plus 0.50% PIK, 3/9/30(1)	45,557	45,657
		1,289,154
Electric Utilities — 3.6%
Alpha Generation LLC, 6.75%, 10/15/32(1)	100,000	102,396
Constellation Energy Generation LLC, 5.00%, 2/1/31(1)	150,000	150,327
NRG Energy, Inc., 5.25%, 6/15/29(1)	100,000	99,534
NRG Energy, Inc., 5.75%, 7/15/29(1)	125,000	125,162
NRG Energy, Inc., 3.625%, 2/15/31(1)	100,000	92,786
NRG Energy, Inc., 6.00%, 2/1/33(1)	50,000	50,398
NRG Energy, Inc., 7.00%, 3/15/33(1)	25,000	27,150
NRG Energy, Inc., 5.75%, 1/15/34(1)	50,000	49,481
NRG Energy, Inc., 6.25%, 11/1/34(1)	175,000	176,607
NRG Energy, Inc., 6.00%, 1/15/36(1)	100,000	99,397
PG&E Corp., 5.00%, 7/1/28	125,000	124,463
PG&E Corp., 5.25%, 7/1/30	47,000	46,531
Talen Energy Supply LLC, 6.375%, 5/1/33(1)	150,000	149,541

Talen Energy Supply LLC, 6.25%, 2/1/34(1)	75,000	74,789
Talen Energy Supply LLC, 6.50%, 2/1/36(1)	200,000	201,283
Vistra Operations Co. LLC, 5.00%, 7/31/27(1)	75,000	74,982
Vistra Operations Co. LLC, 4.375%, 5/1/29(1)	100,000	98,131
Vistra Operations Co. LLC, 7.75%, 10/15/31(1)	125,000	131,106
Vistra Operations Co. LLC, 6.875%, 4/15/32(1)	50,000	52,054
VoltaGrid LLC, 7.375%, 11/1/30(1)	50,000	52,090
XPLR Infrastructure Operating Partners LP, 4.50%, 9/15/27(1)	50,000	49,693
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/33(1)	75,000	80,646
XPLR Infrastructure Operating Partners LP, 7.75%, 4/15/34(1)	75,000	79,248
		2,187,795
Electrical Equipment — 0.3%
Atkore, Inc., 4.25%, 6/1/31(1)(2)	100,000	95,513
WESCO Distribution, Inc., 7.25%, 6/15/28(1)	75,000	75,179
		170,692
Electronic Equipment, Instruments and Components — 1.1%
Coherent Corp., 5.00%, 12/15/29(1)	69,000	68,332
Ingram Micro, Inc., 4.75%, 5/15/29(1)	200,000	196,706
Sensata Technologies BV, 4.00%, 4/15/29(1)	50,000	48,976
Sensata Technologies, Inc., 4.375%, 2/15/30(1)	125,000	121,862
Sensata Technologies, Inc., 6.625%, 7/15/32(1)	100,000	103,647
TTM Technologies, Inc., 4.00%, 3/1/29(1)	100,000	96,910
Zebra Technologies Corp., 6.50%, 6/1/32(1)	50,000	50,749
		687,182
Energy Equipment and Services — 1.4%
Helix Energy Solutions Group, Inc., 9.75%, 3/1/29(1)	98,000	103,118
Kodiak Gas Services LLC, 6.75%, 10/1/35(1)	50,000	51,420
Nabors Industries, Inc., 7.625%, 11/15/32(1)	50,000	52,157
Noble Finance II LLC, 8.00%, 4/15/30(1)	122,000	126,912
Precision Drilling Corp., 6.875%, 1/15/29(1)	100,000	101,045
Transocean International Ltd., 8.75%, 2/15/30(1)	73,500	77,057
Transocean International Ltd., 7.50%, 4/15/31	75,000	77,007
Transocean International Ltd., 6.80%, 3/15/38	50,000	47,765
USA Compression Partners LP/USA Compression Finance Corp., 7.125%, 3/15/29(1)	100,000	103,074
Valaris Ltd., 8.375%, 4/30/30(1)	75,000	78,146
		817,701
Entertainment — 0.7%
Cinemark USA, Inc., 5.25%, 7/15/28(1)	75,000	74,642
Cinemark USA, Inc., 7.00%, 8/1/32(1)	50,000	51,782
Live Nation Entertainment, Inc., 4.75%, 10/15/27(1)	70,000	69,767
OAK-Eagle Acquireco, Inc., 7.25%, 7/1/33(1)	75,000	78,258
OAK-Eagle Acquireco, Inc., 8.75%, 7/1/34(1)	125,000	132,174
Playtika Holding Corp., 4.25%, 3/15/29(1)	47,000	42,260
		448,883
Financial Services — 2.5%
Block, Inc., 5.625%, 8/15/30(1)	25,000	25,122
Block, Inc., 6.50%, 5/15/32	175,000	178,471
Block, Inc., 6.00%, 8/15/33(1)	25,000	25,027
Kinetik Holdings LP, 5.875%, 6/15/30(1)	50,000	50,269
MPH Acquisition Holdings LLC, 5.50%, 9/1/28(1)	70,000	47,600
NCR Atleos Corp., 9.50%, 4/1/29(1)	100,000	106,985
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, 6/15/29(1)(2)	100,000	87,519
PennyMac Financial Services, Inc., 4.25%, 2/15/29(1)	75,000	71,672
PennyMac Financial Services, Inc., 7.875%, 12/15/29(1)	100,000	103,911
PennyMac Financial Services, Inc., 6.875%, 5/15/32(1)	25,000	24,500

PennyMac Financial Services, Inc., 6.75%, 2/15/34(1)	150,000	143,924
Rocket Cos., Inc., 7.125%, 2/1/32(1)	150,000	155,498
Rocket Cos., Inc., 6.375%, 8/1/33(1)	100,000	101,675
Stonebriar ABF Issuer LLC, 8.125%, 12/15/30(1)	150,000	157,595
WEX, Inc., 6.50%, 3/15/33(1)	200,000	199,283
		1,479,051
Food Products — 1.9%
Darling Ingredients, Inc., 5.25%, 4/15/27(1)	70,000	70,052
Darling Ingredients, Inc., 6.00%, 6/15/30(1)	53,000	53,539
Industrial F&B Investments III, Inc., 7.75%, 2/11/33(1)	75,000	76,557
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 2/15/29(1)	150,000	156,847
Lamb Weston Holdings, Inc., 4.375%, 1/31/32(1)	150,000	140,426
Post Holdings, Inc., 4.625%, 4/15/30(1)	50,000	48,689
Post Holdings, Inc., 4.50%, 9/15/31(1)	75,000	70,438
Post Holdings, Inc., 6.375%, 3/1/33(1)	75,000	74,854
Post Holdings, Inc., 6.50%, 3/15/36(1)	75,000	74,496
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 3/1/29(1)	25,000	24,202
U.S. Foods, Inc., 6.875%, 9/15/28(1)	50,000	51,280
U.S. Foods, Inc., 7.25%, 1/15/32(1)	200,000	208,095
U.S. Foods, Inc., 5.75%, 4/15/33(1)	75,000	74,932
		1,124,407
Gas Utilities — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.375%, 6/1/28(1)	75,000	76,872
Ground Transportation — 2.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.75%, 7/15/27(1)	75,000	75,075
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 4.75%, 4/1/28(1)	75,000	73,959
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.375%, 3/1/29(1)	50,000	49,038
FTAI Aviation Investors LLC, 5.50%, 5/1/28(1)	150,000	149,907
FTAI Aviation Investors LLC, 5.875%, 4/15/33(1)	100,000	99,660
Genesee & Wyoming, Inc., 6.25%, 4/15/32(1)	97,000	98,583
Hertz Corp., 12.625%, 7/15/29(1)	150,000	136,741
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	150,000	149,478
United Rentals North America, Inc., 4.875%, 1/15/28	122,000	122,135
United Rentals North America, Inc., 3.875%, 2/15/31	195,000	184,522
United Rentals North America, Inc., 6.125%, 3/15/34(1)	96,000	98,643
Watco Cos. LLC/Watco Finance Corp., 7.125%, 8/1/32(1)	25,000	25,772
XPO, Inc., 7.125%, 6/1/31(1)	71,000	73,335
		1,336,848
Health Care Equipment and Supplies — 1.3%
Avantor Funding, Inc., 4.625%, 7/15/28(1)	69,000	68,319
Avantor Funding, Inc., 3.875%, 11/1/29(1)	97,000	92,172
Bausch & Lomb Corp., 8.375%, 10/1/28(1)	46,000	47,552
Insulet Corp., 6.50%, 4/1/33(1)	50,000	50,920
Medline Borrower LP, 3.875%, 4/1/29(1)	150,000	146,060
Medline Borrower LP, 5.25%, 10/1/29(1)	225,000	224,736
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	67,000	68,848
Sotera Health Holdings LLC, 7.375%, 6/1/31(1)	73,000	76,034
		774,641
Health Care Providers and Services — 2.9%
Accendra Health, Inc., 4.50%, 3/31/29(1)(2)	97,000	76,533
Centene Corp., 4.625%, 12/15/29	125,000	121,815
CHS/Community Health Systems, Inc., 5.25%, 5/15/30(1)	75,000	70,742
CHS/Community Health Systems, Inc., 4.75%, 2/15/31(1)	111,000	102,149
CHS/Community Health Systems, Inc., 10.875%, 1/15/32(1)	87,000	93,851
DaVita, Inc., 4.625%, 6/1/30(1)	125,000	121,527

DaVita, Inc., 6.75%, 7/15/33(1)	25,000	25,858
HealthEquity, Inc., 4.50%, 10/1/29(1)	72,000	70,154
IQVIA, Inc., 5.00%, 5/15/27(1)	45,000	45,000
LifePoint Health, Inc., 9.875%, 8/15/30(1)	70,000	74,093
LifePoint Health, Inc., 8.375%, 2/15/32(1)	100,000	105,088
Molina Healthcare, Inc., 3.875%, 5/15/32(1)	72,000	64,606
Molina Healthcare, Inc., 6.25%, 1/15/33((1)	75,000	75,036
Radiology Partners, Inc., 8.50%, 7/15/32(1)	50,000	51,313
Tenet Healthcare Corp., 5.125%, 11/1/27	225,000	225,308
Tenet Healthcare Corp., 6.125%, 10/1/28	127,000	127,389
Tenet Healthcare Corp., 4.25%, 6/1/29	97,000	94,617
Tenet Healthcare Corp., 6.125%, 6/15/30	100,000	101,067
Tenet Healthcare Corp., 6.75%, 5/15/31	78,000	80,374
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(1)	50,000	47,963
		1,774,483
Health Care Technology — 0.2%
AthenaHealth Group, Inc., 6.50%, 2/15/30(1)	125,000	120,604
Hotel & Resort REITs — 0.2%
Service Properties Trust, 4.95%, 10/1/29(2)	125,000	117,714
Hotels, Restaurants and Leisure — 8.6%
1011778 BC ULC/New Red Finance, Inc., 4.375%, 1/15/28(1)	125,000	123,781
1011778 BC ULC/New Red Finance, Inc., 4.00%, 10/15/30(1)	175,000	165,985
Affinity Interactive, 6.875%, 12/15/27(1)	100,000	58,189
Boyd Gaming Corp., 4.75%, 6/15/31(1)	125,000	120,581
Brightstar Lottery PLC, 5.25%, 1/15/29(1)	100,000	99,491
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)(2)	175,000	168,727
Caesars Entertainment, Inc., 7.00%, 2/15/30(1)	148,000	149,862
Carnival Corp. Ltd., 5.875%, 6/15/31(1)	150,000	152,442
Carnival Corp. Ltd., 6.125%, 2/15/33(1)	100,000	101,366
Churchill Downs, Inc., 5.75%, 4/1/30(1)	125,000	125,107
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	75,000	73,187
GPS Hospitality Holding Co. LLC/GPS Finco, Inc., 7.00%, 8/15/28(1)(3)(4)	47,000	22,090
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/30	150,000	148,443
Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31(1)	75,000	71,147
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/32(1)	75,000	68,907
Hilton Domestic Operating Co., Inc., 6.125%, 4/1/32(1)	75,000	76,504
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 5.00%, 6/1/29(1)(2)	175,000	170,369
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 4.875%, 7/1/31(1)	122,000	113,870
Jacobs Entertainment, Inc., 6.75%, 2/15/29(1)	125,000	122,960
Life Time, Inc., 6.00%, 11/15/31(1)	125,000	127,066
Light & Wonder International, Inc., 7.25%, 11/15/29(1)	100,000	102,510
Marriott Ownership Resorts, Inc., 4.50%, 6/15/29(1)	75,000	72,392
Melco Resorts Finance Ltd., 7.625%, 4/17/32(1)	200,000	206,168
MGM Resorts International, 6.50%, 4/15/32(2)	170,000	173,324
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.875%, 5/1/29(1)	100,000	97,386
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30(1)	75,000	78,331
NCL Corp. Ltd., 7.75%, 2/15/29(1)	75,000	78,546
NCL Corp. Ltd., 6.75%, 2/1/32(1)	100,000	99,196
Penn Entertainment, Inc., 5.625%, 1/15/27(1)	50,000	50,002
Penn Entertainment, Inc., 4.125%, 7/1/29(1)(2)	75,000	71,855
Royal Caribbean Cruises Ltd., 5.375%, 7/15/27(1)	125,000	125,460
Royal Caribbean Cruises Ltd., 7.50%, 10/15/27	75,000	77,900
Royal Caribbean Cruises Ltd., 3.70%, 3/15/28	50,000	49,254
Royal Caribbean Cruises Ltd., 5.50%, 4/1/28(1)	200,000	202,305
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(1)	175,000	177,451

SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29(1)	175,000	170,429
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., 6.50%, 10/1/28	75,000	75,615
Station Casinos LLC, 6.625%, 3/15/32(1)	50,000	50,770
TKC Holdings, Inc., 8.50%, 8/15/30(1)	50,000	51,171
TKC Holdings, Inc., 12.00%, 2/15/31(1)	50,000	52,096
Travel & Leisure Co., 4.50%, 12/1/29(1)	47,000	45,446
Viking Cruises Ltd., 9.125%, 7/15/31(1)	50,000	52,606
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)	70,000	70,066
Voyager Parent LLC, 9.25%, 7/1/32(1)	71,000	75,356
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/28(1)	50,000	49,327
Wyndham Hotels & Resorts, Inc., 5.625%, 3/1/33(1)	50,000	49,321
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	141,000	141,186
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/1/29(1)	70,000	69,511
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 6.25%, 3/15/33(1)	100,000	100,410
Yum! Brands, Inc., 4.625%, 1/31/32	78,000	74,946
Yum! Brands, Inc., 5.375%, 4/1/32	153,000	152,882
		5,203,292
Household Durables — 2.4%
Adams Homes, Inc., 9.25%, 10/15/28(1)	71,000	73,502
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.625%, 4/1/30(1)	122,000	115,839
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.875%, 8/1/33(1)	25,000	24,536
Beazer Homes USA, Inc., 5.875%, 10/15/27(2)	72,000	72,071
Beazer Homes USA, Inc., 7.50%, 3/15/31(1)	46,000	46,562
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, 6/15/29(1)	120,000	113,713
Dream Finders Homes, Inc., 6.875%, 9/15/30(1)	100,000	98,769
KB Home, 4.00%, 6/15/31	100,000	93,157
LGI Homes, Inc., 7.00%, 11/15/32(1)(2)	125,000	120,747
Mattamy Group Corp., 4.625%, 3/1/30(1)	100,000	95,984
Newell Brands, Inc., 6.375%, 9/15/27	50,000	50,615
Newell Brands, Inc., 6.625%, 9/15/29(2)	150,000	150,231
Somnigroup International, Inc., 4.00%, 4/15/29(1)	25,000	24,047
Somnigroup International, Inc., 3.875%, 10/15/31(1)	50,000	45,799
Taylor Morrison Communities, Inc., 5.125%, 8/1/30(1)	85,000	84,208
TopBuild Corp., 4.125%, 2/15/32(1)	25,000	25,191
TopBuild Corp., 5.625%, 1/31/34(1)	25,000	25,256
Tri Pointe Homes, Inc., 5.25%, 6/1/27	75,000	74,961
Whirlpool Corp., 5.50%, 3/1/33	125,000	104,796
Whirlpool Corp., 4.50%, 6/1/46	50,000	31,879
		1,471,863
Independent Power and Renewable Electricity Producers — 0.4%
Atlantica Sustainable Infrastructure Ltd., 4.125%, 6/15/28(1)	100,000	98,362
Clearway Energy Operating LLC, 4.75%, 3/15/28(1)	75,000	74,483
Clearway Energy Operating LLC, 5.75%, 1/15/34(1)	50,000	49,737
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	25,000	24,868
		247,450
Insurance — 1.0%
Acrisure LLC/Acrisure Finance, Inc., 8.25%, 2/1/29(1)	50,000	49,371
Acrisure LLC/Acrisure Finance, Inc., 4.25%, 2/15/29(1)	125,000	118,605
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.875%, 11/1/29(1)	100,000	100,456
Asurion LLC/Asurion Co-Issuer, Inc., 8.00%, 12/31/32(1)	50,000	52,174
Asurion LLC/Asurion Co-Issuer, Inc., 8.375%, 2/1/34(1)	125,000	122,261
CRC Insurance Group LLC, 7.125%, 6/1/31(1)	70,000	70,256
HUB International Ltd., 7.25%, 6/15/30(1)	97,000	99,613
		612,736

Interactive Media and Services — 0.4%
Arches Buyer, Inc., 4.25%, 6/1/28(1)	75,000	72,928
Snap, Inc., 6.875%, 3/1/33(1)	150,000	148,784
		221,712
IT Services — 0.8%
CoreWeave, Inc., 9.25%, 6/1/30(1)(2)	325,000	331,813
CoreWeave, Inc., 9.75%, 10/1/31(1)	175,000	180,605
		512,418
Life Sciences Tools and Services — 0.3%
Charles River Laboratories International, Inc., 4.25%, 5/1/28(1)	50,000	49,092
Charles River Laboratories International, Inc., 4.00%, 3/15/31(1)	125,000	117,166
		166,258
Machinery — 0.6%
Allison Transmission, Inc., 5.875%, 6/1/29(1)	100,000	101,028
Allison Transmission, Inc., 5.875%, 12/1/33(1)	50,000	50,163
Chart Industries, Inc., 9.50%, 1/1/31(1)	25,000	26,293
Columbus McKinnon Corp., 7.125%, 2/1/33(1)	50,000	50,704
JB Poindexter & Co., Inc., 8.75%, 12/15/31(1)	74,000	76,189
Trinity Industries, Inc., 7.75%, 7/15/28(1)	71,000	72,824
		377,201
Marine Transportation — 0.2%
Seaspan Corp., 5.50%, 8/1/29(1)	100,000	95,725
Media — 8.4%
AMC Global Media, Inc., 4.25%, 2/15/29	27,000	23,970
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	16,000	15,998
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 6/1/29(1)	150,000	147,331
CCO Holdings LLC/CCO Holdings Capital Corp., 6.375%, 9/1/29(1)	100,000	100,519
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30(1)	75,000	70,926
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 8/15/30(1)	125,000	116,425
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/1/31(1)	175,000	158,546
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 2/1/32(1)(2)	100,000	89,222
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 5/1/32	150,000	131,727
CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, 2/1/33(1)	50,000	48,907
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33(1)(2)	100,000	85,614
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/34(1)(2)	250,000	209,077
Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30(1)	48,000	50,052
Directv Financing LLC, 8.875%, 2/1/30(1)	75,000	76,994
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, 8/15/27(1)	7,000	7,023
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 2/15/31(1)	225,000	235,604
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 9.25%, 6/1/32(1)	50,000	51,365
Discovery Communications LLC, 4.125%, 5/15/29	25,000	25,035
Discovery Global Holdings, Inc., 4.05%, 3/15/29	50,000	49,867
Discovery Global Holdings, Inc., 4.28%, 3/15/32	175,000	158,156
Discovery Global Holdings, Inc., 5.05%, 3/15/42	250,000	183,437
EchoStar Corp., 10.75%, 11/30/29	125,000	135,923
EW Scripps Co., 9.875%, 8/15/30(1)	50,000	47,780
GCI LLC, 4.75%, 10/15/28(1)	125,000	120,719
Gray Media, Inc., 7.25%, 8/15/33(1)	100,000	99,247
iHeartCommunications, Inc., 9.125%, 5/1/29(1)	50,000	48,507
Lamar Media Corp., 4.875%, 1/15/29	100,000	99,319
Lamar Media Corp., 4.00%, 2/15/30	100,000	96,082
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)	125,000	127,890
Neptune Bidco U.S., Inc., 10.375%, 5/15/31(1)	50,000	52,281
Neptune Bidco U.S., Inc., 9.50%, 2/15/33(1)	50,000	51,210
News Corp., 5.125%, 2/15/32(1)	50,000	49,060

Nexstar Media, Inc., 6.50%, 9/15/33(1)	50,000	50,434
Nexstar Media, Inc., 7.25%, 4/15/34(1)	50,000	50,344
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 8/15/27(1)	150,000	150,014
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.625%, 3/15/30(1)	75,000	72,939
Paramount Global, 4.20%, 6/1/29	50,000	47,707
Paramount Global, 4.95%, 1/15/31	150,000	139,956
Sinclair Television Group, Inc., 5.50%, 3/1/30(1)	67,000	59,504
Sinclair Television Group, Inc., 4.375%, 12/31/32(1)	225,000	180,563
Sirius XM Radio LLC, 3.125%, 9/1/26(1)	75,000	74,642
Sirius XM Radio LLC, 5.00%, 8/1/27(1)	121,000	120,878
Sirius XM Radio LLC, 4.00%, 7/15/28(1)	175,000	170,564
Sirius XM Radio LLC, 5.50%, 7/1/29(1)	88,000	87,706
Sirius XM Radio LLC, 3.875%, 9/1/31(1)	75,000	68,367
Sirius XM Radio LLC, 5.875%, 4/15/32(1)	50,000	49,812
Sunrise FinCo I BV, 4.875%, 7/15/31(1)	75,000	71,064
Univision Communications, Inc., 4.50%, 5/1/29(1)	50,000	47,566
Univision Communications, Inc., 7.375%, 6/30/30(1)	150,000	149,498
Univision Communications, Inc., 8.50%, 7/31/31(1)	125,000	125,948
Univision Communications, Inc., 9.375%, 8/1/32(1)	50,000	51,248
Univision Communications, Inc., 8.875%, 4/15/33(1)	75,000	74,790
Virgin Media Secured Finance PLC, 5.50%, 5/15/29(1)	250,000	240,455
Ziggo BV, 4.875%, 1/15/30(1)	39,000	36,493
		5,084,305
Metals and Mining — 2.3%
Champion Iron Canada, Inc., 7.875%, 7/15/32(1)	50,000	52,376
Cleveland-Cliffs, Inc., 4.875%, 3/1/31(1)	72,000	67,005
Cleveland-Cliffs, Inc., 7.375%, 5/1/33(1)	100,000	102,767
Commercial Metals Co., 6.00%, 12/15/35(1)	100,000	100,258
Constellium SE, 3.75%, 4/15/29(1)	75,000	72,651
Fortescue Treasury Pty. Ltd., 5.875%, 4/15/30(1)	50,000	50,906
Fortescue Treasury Pty. Ltd., 4.375%, 4/1/31(1)	117,000	111,803
Hudbay Minerals, Inc., 6.125%, 4/1/29(1)	72,000	72,546
Mineral Resources Ltd., 8.50%, 5/1/30(1)	100,000	103,341
Mineral Resources Ltd., 6.25%, 5/1/34(1)	75,000	74,590
Novelis Corp., 4.75%, 1/30/30(1)	250,000	241,446
Novelis Corp., 6.375%, 8/15/33(1)	75,000	75,772
PLS Group Ltd., 6.875%, 5/1/31(1)	50,000	51,329
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)	75,000	73,467
Taseko Mines Ltd., 8.25%, 5/1/30(1)	125,000	130,692
		1,380,949
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 2/1/27(1)	100,000	99,233
Rithm Capital Corp., 8.50%, 6/1/31(1)	100,000	99,946
Starwood Property Trust, Inc., 6.00%, 4/15/30(1)	175,000	176,609
		375,788
Oil, Gas and Consumable Fuels — 11.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.375%, 6/15/29(1)	147,000	146,990
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.875%, 6/30/29(1)	72,000	71,942
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 6.625%, 10/15/32(1)	50,000	51,336
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 7/15/29(1)	50,000	51,458
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.25%, 7/15/32(1)	50,000	52,153
Buckeye Partners LP, 6.75%, 2/1/30(1)	50,000	51,813
Buckeye Partners LP, 5.85%, 11/15/43	175,000	160,426
California Resources Corp., 8.25%, 6/15/29(1)	61,000	63,891
CITGO Petroleum Corp., 8.375%, 1/15/29(1)	71,000	73,183

Comstock Resources, Inc., 6.75%, 3/1/29(1)	100,000	98,326
Comstock Resources, Inc., 5.875%, 1/15/30(1)	75,000	70,934
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 6/15/31(1)	150,000	147,761
Crescent Energy Finance LLC, 7.75%, 7/31/29(1)	50,000	50,209
Crescent Energy Finance LLC, 9.75%, 10/15/30(1)	50,000	53,300
Crescent Energy Finance LLC, 7.625%, 4/1/32(1)	125,000	128,343
Crescent Energy Finance LLC, 7.875%, 4/15/32(1)	100,000	102,551
Crescent Energy Finance LLC, 7.375%, 1/15/33(1)	100,000	101,668
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625%, 3/15/29(1)	31,000	32,288
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.375%, 6/30/33(1)	50,000	51,655
DT Midstream, Inc., 4.375%, 6/15/31(1)	50,000	48,423
Energy Transfer LP, 6.00%, 2/1/29(1)	75,000	75,700
EQT Corp., 7.50%, 6/1/30	25,000	27,085
EQT Corp., 4.75%, 1/15/31	175,000	174,052
Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 5/15/32	100,000	104,040
Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 5/15/33	125,000	131,190
Hess Midstream Operations LP, 5.125%, 6/15/28(1)	50,000	49,942
Hess Midstream Operations LP, 4.25%, 2/15/30(1)	75,000	72,898
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 11/1/28(1)	125,000	125,554
Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 2/1/31(1)	100,000	98,588
Hilcorp Energy I LP/Hilcorp Finance Co., 7.25%, 2/15/35(1)	150,000	152,283
Infinity Natural Resources LLC, 7.625%, 4/1/31(1)	50,000	50,537
ITT Holdings LLC, 6.50%, 8/1/29(1)	75,000	74,590
Kraken Oil & Gas Partners LLC, 7.625%, 8/15/29(1)	50,000	50,779
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.875%, 12/1/32(1)	100,000	103,442
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 2/15/28(1)	50,000	51,293
Matador Resources Co., 6.50%, 4/15/32(1)	75,000	76,035
Matador Resources Co., 6.25%, 4/15/33(1)	50,000	50,297
Moss Creek Resources Holdings, Inc., 8.25%, 9/1/31(1)	125,000	127,239
Murphy Oil Corp., 6.00%, 10/1/32(2)	50,000	50,333
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.125%, 2/15/29(1)	100,000	103,945
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.375%, 2/15/32(1)	100,000	105,137
Northern Oil & Gas, Inc., 8.75%, 6/15/31(1)	25,000	25,939
NuStar Logistics LP, 6.375%, 10/1/30	100,000	103,878
ONEOK, Inc., 6.50%, 9/1/30(1)	75,000	79,265
ONEOK, Inc., 5.60%, 4/1/44	125,000	118,164
ONEOK, Inc., 5.45%, 6/1/47	75,000	68,816
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 2/15/28	75,000	75,059
Rockies Express Pipeline LLC, 4.95%, 7/15/29(1)	75,000	74,350
SM Energy Co., 8.625%, 11/1/30(1)	125,000	132,227
SM Energy Co., 8.75%, 7/1/31(1)	150,000	157,088
Sunoco LP, 5.875%, 7/15/27(1)	75,000	75,143
Sunoco LP, 4.625%, 5/1/30(1)	50,000	48,536
Sunoco LP, 7.25%, 5/1/32(1)	50,000	52,364
Sunoco LP, 5.875%, 3/15/34(1)	175,000	174,060
Sunoco LP/Sunoco Finance Corp., 7.00%, 9/15/28(1)	50,000	51,203
Sunoco LP/Sunoco Finance Corp., 4.50%, 5/15/29	50,000	49,020
Sunoco LP/Sunoco Finance Corp., 4.50%, 4/30/30	150,000	145,789
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 12/31/30(1)	75,000	75,737
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 9/1/31(1)	75,000	75,054
Talos Production, Inc., 9.00%, 2/1/29(1)	25,000	26,118
Talos Production, Inc., 9.375%, 2/1/31(1)	75,000	79,624
Targa Resources Corp., 6.50%, 2/15/53	50,000	52,761
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/1/31	50,000	49,975
Teine Energy Ltd., 6.875%, 4/15/29(1)	125,000	125,830

TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(1)	75,000	73,916
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/29(1)	100,000	95,874
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/30(1)	75,000	77,392
Venture Global Calcasieu Pass LLC, 3.875%, 11/1/33(1)	125,000	111,520
Venture Global LNG, Inc., 8.125%, 6/1/28(1)	125,000	127,832
Venture Global LNG, Inc., 9.50%, 2/1/29(1)	94,000	102,380
Venture Global LNG, Inc., 8.375%, 6/1/31(1)	225,000	234,252
Venture Global Plaquemines LNG LLC, 6.50%, 1/15/34(1)	25,000	26,153
Venture Global Plaquemines LNG LLC, 6.50%, 6/15/34(1)	50,000	52,207
Venture Global Plaquemines LNG LLC, 7.75%, 5/1/35(1)	250,000	280,787
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/36(1)	100,000	106,118
Vermilion Energy, Inc., 6.875%, 5/1/30(1)	100,000	100,907
		6,768,947
Passenger Airlines — 0.9%
American Airlines, Inc., 7.25%, 2/15/28(1)	50,000	50,748
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(1)	125,000	124,944
CHC Group LLC, 11.75%, 9/1/30(1)	50,000	42,591
JetBlue Airways Corp./JetBlue Loyalty LP, 9.875%, 9/20/31(1)	150,000	138,163
United Airlines Holdings, Inc., 5.375%, 3/1/31	75,000	74,270
United Airlines, Inc., 4.625%, 4/15/29(1)	125,000	123,367
		554,083
Personal Care Products — 0.3%
BellRing Brands, Inc., 7.00%, 3/15/30(1)	39,000	38,745
Edgewell Personal Care Co., 5.50%, 6/1/28(1)	50,000	49,848
Edgewell Personal Care Co., 4.125%, 4/1/29(1)	122,000	116,680
		205,273
Pharmaceuticals — 1.1%
1261229 BC Ltd., 10.00%, 4/15/32(1)	200,000	204,952
Adapthealth LLC, 5.125%, 3/1/30(1)	50,000	48,478
Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.125%, 4/30/28(1)	125,000	123,542
Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.125%, 4/30/31(1)	25,000	24,794
Perrigo Finance Unlimited Co., 6.125%, 9/30/32	75,000	71,644
Prestige Brands, Inc., 3.75%, 4/1/31(1)	175,000	160,759
		634,169
Professional Services — 0.5%
Amentum Holdings, Inc., 7.25%, 8/1/32(1)	75,000	77,686
AMN Healthcare, Inc., 4.00%, 4/15/29(1)	50,000	48,313
AMN Healthcare, Inc., 6.50%, 1/15/31(1)	100,000	100,594
CACI International, Inc., 6.375%, 6/15/33(1)	50,000	51,167
		277,760
Real Estate Management and Development — 1.4%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 4/15/30(1)	44,000	44,414
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/29(1)	125,000	123,445
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 4/15/30(1)	100,000	107,810
Arbor Realty SR, Inc., 8.50%, 12/15/28(1)(2)	50,000	49,528
Arbor Realty SR, Inc., 7.875%, 7/15/30(1)(2)	50,000	46,982
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/28(1)	122,000	122,184
Forestar Group, Inc., 6.50%, 3/15/33(1)	100,000	100,449
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(1)	121,000	125,845
Howard Hughes Corp., 4.125%, 2/1/29(1)	50,000	48,312
Newmark Group, Inc., 7.50%, 1/12/29	50,000	52,507
		821,476
Semiconductors and Semiconductor Equipment — 0.5%
Entegris, Inc., 5.95%, 6/15/30(1)	50,000	50,537
ON Semiconductor Corp., 3.875%, 9/1/28(1)	25,000	24,403

Qnity Electronics, Inc., 5.75%, 8/15/32(1)	50,000	50,388
Qnity Electronics, Inc., 6.25%, 8/15/33(1)	100,000	102,098
Synaptics, Inc., 4.00%, 6/15/29(1)	50,000	47,928
		275,354
Software — 2.4%
Castle U.S. Holding Corp., 9.50%, 2/15/28(1)	77,000	33,880
Cloud Software Group, Inc., 6.50%, 3/31/29(1)	200,000	198,584
Cloud Software Group, Inc., 9.00%, 9/30/29(1)	50,000	49,449
Cloud Software Group, Inc., 8.25%, 6/30/32(1)	100,000	98,257
Cloud Software Group, Inc., 6.625%, 8/15/33(1)	225,000	204,993
Fair Isaac Corp., 6.00%, 5/15/33(1)	50,000	49,548
Gen Digital, Inc., 7.125%, 9/30/30(1)	150,000	152,952
NCR Voyix Corp., 5.00%, 10/1/28(1)	75,000	73,757
NCR Voyix Corp., 5.125%, 4/15/29(1)	125,000	122,465
Open Text Corp., 3.875%, 12/1/29(1)	125,000	114,805
Open Text Holdings, Inc., 4.125%, 2/15/30(1)	75,000	68,954
Open Text Holdings, Inc., 4.125%, 12/1/31(1)	47,000	41,046
SS&C Technologies, Inc., 5.50%, 9/30/27(1)	70,000	70,037
SS&C Technologies, Inc., 6.50%, 6/1/32(1)	48,000	48,453
UKG, Inc., 6.875%, 2/1/31(1)	100,000	98,352
		1,425,532
Specialized REITs — 1.4%
Iron Mountain, Inc., 5.25%, 3/15/28(1)	190,000	190,101
Iron Mountain, Inc., 7.00%, 2/15/29(1)	100,000	102,150
Iron Mountain, Inc., 4.875%, 9/15/29(1)	95,000	93,388
Iron Mountain, Inc., 5.25%, 7/15/30(1)	50,000	49,485
Iron Mountain, Inc., 4.50%, 2/15/31(1)	125,000	119,447
Millrose Properties, Inc., 6.25%, 9/15/32(1)	75,000	75,417
SBA Communications Corp., 3.875%, 2/15/27	192,000	190,610
		820,598
Specialty Retail — 3.1%
Asbury Automotive Group, Inc., 4.625%, 11/15/29(1)	50,000	48,585
Asbury Automotive Group, Inc., 5.00%, 2/15/32(1)	75,000	71,643
Bath & Body Works, Inc., 6.625%, 10/1/30(1)	250,000	254,612
Bath & Body Works, Inc., 6.75%, 7/1/36	175,000	172,855
Carvana Co., 9.00%, 6/1/31(1)	128,500	142,097
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	75,000	73,604
Ferrellgas LP/Ferrellgas Finance Corp., 9.25%, 1/15/31(1)	50,000	52,780
Gap, Inc., 3.875%, 10/1/31(1)	100,000	90,919
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.75%, 1/15/32(1)	100,000	93,966
Group 1 Automotive, Inc., 4.00%, 8/15/28(1)	50,000	48,664
Group 1 Automotive, Inc., 6.375%, 1/15/30(1)	50,000	50,856
LBM Acquisition LLC, 6.25%, 1/15/29(1)	25,000	15,526
LBM Acquisition LLC, 9.50%, 6/15/31(1)	100,000	84,230
Lithia Motors, Inc., 3.875%, 6/1/29(1)	100,000	95,894
Lithia Motors, Inc., 5.50%, 10/1/30(1)	25,000	24,802
Match Group Holdings II LLC, 3.625%, 10/1/31(1)	175,000	156,834
Michaels Cos., Inc., 8.50%, 3/15/33(1)	100,000	97,718
Murphy Oil USA, Inc., 5.875%, 6/1/34(1)	75,000	75,311
Sonic Automotive, Inc., 4.875%, 11/15/31(1)	100,000	95,762
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(1)	75,000	69,351
Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/29(1)	47,000	45,559
		1,861,568
Technology Hardware, Storage and Peripherals — 0.3%
Seagate Data Storage Technology Pte. Ltd., 9.625%, 12/1/32(1)	50,000	55,572

Seagate Data Storage Technology Pte. Ltd., 5.75%, 12/1/34(1)	100,000	101,962
		157,534
Textiles, Apparel and Luxury Goods — 0.3%
Champ Acquisition Corp., 8.375%, 12/1/31(1)	25,000	26,268
Crocs, Inc., 4.125%, 8/15/31(1)	150,000	139,772
		166,040
Trading Companies and Distributors — 0.8%
Alta Equipment Group, Inc., 9.00%, 6/1/29(1)(2)	50,000	47,986
EquipmentShare.com, Inc., 8.625%, 5/15/32(1)	121,000	127,310
EquipmentShare.com, Inc., 8.00%, 3/15/33(1)	196,000	203,976
Herc Holdings, Inc., 6.625%, 6/15/29(1)	75,000	76,880
		456,152
Wireless Telecommunication Services — 0.5%
Uniti Services LLC, 7.50%, 10/15/33(1)	100,000	105,315
Vmed O2 U.K. Financing I PLC, 4.25%, 1/31/31(1)	37,000	30,963
Vmed O2 U.K. Financing I PLC, 4.75%, 7/15/31(1)	40,000	33,810
Vodafone Group PLC, VRN, 7.00%, 4/4/79	120,000	124,397
		294,485
TOTAL CORPORATE BONDS (Cost $57,961,318)		57,830,782
SHORT-TERM INVESTMENTS — 6.8%
Money Market Funds — 6.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,093,496	2,093,496
State Street Navigator Securities Lending Government Money Market Portfolio(5)	1,984,645	1,984,645
TOTAL SHORT-TERM INVESTMENTS (Cost $4,078,141)		4,078,141
TOTAL INVESTMENT SECURITIES — 102.7% (Cost $62,039,459)		61,908,923
OTHER ASSETS AND LIABILITIES — (2.7)%		(1,599,811)
TOTAL NET ASSETS — 100.0%		$60,309,112

NOTES TO SCHEDULE OF INVESTMENTS
PIK	–	Payment in Kind. Security may elect to pay a cash rate and/or an in kind rate.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $48,821,270, which represented 81.0% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,291,070. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Security is in default.
(4)Non-income producing.
(5)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,382,268, which includes securities collateral of $397,623.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$57,830,782	—
Short-Term Investments	$4,078,141	—	—
	$4,078,141	$57,830,782	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.